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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: Quarter ended  September 30, 2004
                                               -------------------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RMR Advisors, Inc.
                 -------------------------------
   Address:      400 Centre Street
                 -------------------------------
                 Newton, MA 02458.
                 -------------------------------

                 -------------------------------

Form 13F File Number:    28-10878
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas M O'Brien
         -------------------------------
Title:   President
         -------------------------------
Phone:   617-332-9530
         -------------------------------

Signature, Place, and Date of Signing:

   /S/ Thomas M O'Brien               Newton, MA          10/26/04
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   72
                                        --------------------

Form 13F Information Table Value Total:              219,779
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
SSGA FDS                        MONEY
                                 MARKET
                                 FUND SH  8611238A8    1,898   1,897,994  SH            sole        none     sole
BEDFORD PPTY INVS INC           PFD       076446608      765      30,000  SH            sole        none     sole
BOYKIN LODGING CO               PFD       103430302    1,967      70,000  SH            sole        none     sole
NATIONWIDE HEALTH PPTYS INC     PFD       638620203       26         250  SH            sole        none     sole
CBL + ASSOC PPTYS INC           PFD       124830308    1,075      20,000  SH            sole        none     sole
MILLS CORP                      PFD       601148406      192       7,100  SH            sole        none     sole
MILLS CORP                      PFD       601148208       35       1,300  SH            sole        none     sole
INNKEEPERS USA TR               PFD       4576J0401    3,719     147,000  SH            sole        none     sole
HIGHWOODS PPTYS INC             PFD       431284306    1,888      75,000  SH            sole        none     sole
EQUITY INNS INC                 PFD       294703301      898      34,000  SH            sole        none     sole
HERITAGE PPTY INVT TR INC       COM       42725M107    7,990     273,900  SH            sole        none     sole
FELCOR LODGING TR INC           PFD       31430F200    2,009      83,000  SH            sole        none     sole
HEALTH CARE REIT INC            PFD       42217K403      990      40,000  SH            sole        none     sole
GLIMCHER RLTY TR                PFD       379302409    1,273      50,000  SH            sole        none     sole
GETTY RLTY CORP                 COM       374297109    1,536      58,600  SH            sole        none     sole
OMEGA HEALTHCARE INVS INC       PFD       681936407    4,168     160,000  SH            sole        none     sole
BNP RESIDENTIAL PPTYS INC       COM       05564T103    2,955     216,000  SH            sole        none     sole
RAIT INVT TR                    PFD       749227203    3,081     125,000  SH            sole        none     sole
ASHFORD HOSPITALITY TR INC      PFD       044103208    2,185      86,000  SH            sole        none     sole
SL GREEN RLTY CORP              PFD       78440X408    1,785      70,000  SH            sole        none     sole
APRTMENT INVT + MGMT CO         PFD       03748R846    1,013      38,000  SH            sole        none     sole
APARTMENT INVT + MGMT CO        PFD       03748R838    1,496      60,000  SH            sole        none     sole
APARTMENT INVT + MGMT CO        PFD       03748R820      581      24,000  SH            sole        none     sole
APARTMENT INVT + MGMT CO        PFD       03748R408      533      20,000  SH            sole        none     sole
ALEXANDRIA REAL ESTATE EQUITIE  PFD       015271406    3,150     120,000  SH            sole        none     sole
WINSTON HOTELS INC              PFD       97563A300    6,350     255,000  SH            sole        none     sole
ANTHRACITE CAP INC              PFD       037023306      267      10,000  SH            sole        none     sole
ASHFORD HOSPITALITY TR INC      COM       044103109      266      28,300  SH            sole        none     sole
APARTMENT INVT. + MGMT CO       COM       03748R101    5,533     159,100  SH            sole        none     sole
AMLI RESIDENTIAL PPTYS TR       COM       001735109    3,260     106,700  SH            sole        none     sole
AFFORDABLE RESIDENTIAL CMNTYS   PFD       008273203    7,388     289,600  SH            sole        none     sole
ARDEN RLTY INC                  COM       039793104    3,734     114,600  SH            sole        none     sole
AVALONBAY CMNTYS INC            COM       053484101    4,709      78,200  SH            sole        none     sole
BRANDYWINE RLTY TR              COM       105368203      911      32,000  SH            sole        none     sole
BEDFORD PPTY INVS INC           COM       076446301    5,925     195,300  SH            sole        none     sole
CRESCENT REAL ESTATE EQUITIES   COM       225756105    6,595     419,000  SH            sole        none     sole
COLONIAL PPTYS TR               COM       195872106    7,400     184,000  SH            sole        none     sole
EQUITY OFFICE PPTYS TR          COM       294741103    9,726     356,900  SH            sole        none     sole
FELCOR LODGING TR INC           PFD       31430F408      484      18,900  SH            sole        none     sole
FIRST INDL RLTY TR INC          COM       32054K103    8,561     232,000  SH            sole        none     sole
GABLES RESIDENTIAL TR           COM       362418105    2,220      65,000  SH            sole        none     sole
GLENBOROUGH RLTY TR INC         COM       37803P105    7,477     360,000  SH            sole        none     sole
GLIMCHER RLTY TR                COM       379302102    1,823      75,000  SH            sole        none     sole
HEALTH CARE REIT INC            COM       42217K106    6,934     197,000  SH            sole        none     sole
HIGHWOODS PPTYS INC             COM       431284108    3,937     160,000  SH            sole        none     sole
HOME PROPERTIES INC             COM       437306103      392       9,900  SH            sole        none     sole
HOST MARRIOTT CORP              PFD       44107P609    1,654      60,000  SH            sole        none     sole
HEALTHCARE RLTY TR              COM       421946104    1,444      37,000  SH            sole        none     sole
KRAMONT RLTY TR                 COM       50075Q107      865      46,500  SH            sole        none     sole
LIBERTY PROPERTY                COM       531172104      797      20,000  SH            sole        none     sole
LTC PPTYS INC                   PFD       502175607    5,084     200,000  SH            sole        none     sole
LEXINGTON CORPORATE PPTY TR     COM       529043101    6,231     287,000  SH            sole        none     sole
MILLS CORP                      COM       601148109    1,815      35,000  SH            sole        none     sole
MAGUIRE PPTYS INC               COM       559775101    4,133     170,000  SH            sole        none     sole
NATIONWIDE HEALTH PPTYS INC     COM       638620104    7,076     341,000  SH            sole        none     sole
COMMERCIAL NET LEASE RLTY INC   COM       202218103    6,614     363,000  SH            sole        none     sole
NEW PLAN EXCEL RLTY TR INC      COM       648053106    5,230     209,200  SH            sole        none     sole
PROLOGIS                        COM       743410102      246       7,000  SH            sole        none     sole
POST PPTYS INC                  COM       737464107    4,347     145,400  SH            sole        none     sole
RECKSON ASSOCS RLTY CORP        COM       75621K106    1,696      59,000  SH            sole        none     sole
SOVRAN SELF STORAGE INC         COM       84610H108    3,647      93,100  SH            sole        none     sole
CORNERSTONE RLTY INCOME TR INC  COM       21922V102    2,001     205,000  SH            sole        none     sole
TOWN + CNTRY TR                 COM       892081100      509      20,000  SH            sole        none     sole
UNITED DOMINION RLTY TR INC     COM       910197102    4,057     204,600  SH            sole        none     sole
U S RESTAURANT PPTYS INC        COM       902971100    6,835     404,700  SH            sole        none     sole
WINDROSE MED PPTYS TR           COM       973491103      391      30,100  SH            sole        none     sole
HOST MARRIOTT LP                BONDS     44108EAS7    1,733   1,650,000  PRN           sole        none     sole
FELCOR LODGING LTD PARTNERSHIP  BONDS     31430QAL1    3,520   3,200,000  PRN           sole        none     sole
ITT CORP                        BONDS     450912AD2    3,357   3,275,000  PRN           sole        none     sole
AMERICAN REAL ESTATE PARTNERS   BONDS     029171AA3    2,105   2,000,000  PRN           sole        none     sole
MERISTAR HOSPITALITY OPER       BONDS     58984NAB3    2,245   2,050,000  PRN           sole        none     sole
MERISTAR HOSPITALITY OPER       BONDS     58984SAA4    1,047   1,000,000  PRN           sole        none     sole